Other Investments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Other Investments
OTHER INVESTMENTS

	US Dollars
Figures in millions	2017	2016	2015

Non-current investments

Listed investments (1)

Available-for-sale
Balance at beginning of year	46	29	47
Additions	9	8	8
Disposals	(1)	(1)	(3)
Fair value adjustments	19	7	(7)
Impairments	(3)	—	(9)
Translation	3	3	(7)
Balance at end of year	73	46	29
The available-for-sale non-current investments consist of ordinary shares and collective investment schemes and primarily comprise:
International Tower Hill Mines Limited (ITH)	7	9	2
Corvus Gold Corporation	25	7	4
Various listed investments held by Environmental Rehabilitation Trust Fund	22	18	17
Pure Gold Mining	11	8	1
Orinoco Gold Limited	4	—	—
Other	4	4	5
	73	46	29
(1) The group’s listed available-for-sale equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments.
At the reporting date, the majority of equity investments were listed on the Toronto Stock Exchange and the JSE.

	US Dollars
Figures in millions	2017	2016	2015

Non-current investments (continued)

Listed investments (continued)

Held-to-maturity	4	6	5

The held-to-maturity investment consists of government bonds held by the Environmental Rehabilitation Trust Fund administered by Ashburton Investments.
The fair value of bonds held-to-maturity is $6m (2016: $8m; 2015: $6m) and has a sensitivity of less than $1m (2016: less than $1m; 2015: less than $1m) for a 1% change in interest rates.
Current investments
Listed investments - available for sale	7	5	1

Book value of listed investments	84	57	35

Non-current assets
Unlisted investments

Balance at beginning of year	73	57	72
Additions	81	66	77
Maturities	(73)	(58)	(74)
Transfer to non-current assets and liabilities held for sale	(32)	—	—
Accrued interest	—	1	—
Translation	5	7	(18)
Balance at end of year	54	73	57
The unlisted investments include:
Negotiable Certificates of Deposit - Environmental Rehabilitation Trust Fund administered by Ashburton Investments	53	69	55
Other	1	4	2
	54	73	57

Book value of unlisted investments	54	73	57

Total book value of other investments (note 34)	138	130	92

The group’s listed available-for-sale equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments.

At the reporting date, the majority of equity investments were listed on either the Toronto Stock Exchange or the JSE.